Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	(1,860)	1,781	(1,606)
Valuation allowance	1,860	(1,781)	1,606
Income tax expense	$ 0	$ 0	$ 0